CAPITAL AND RESERVES - Changes in RSUs outstanding (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) item	Dec. 31, 2019 CAD ($) item
Capital and reserves [Line Items]
Share-based compensation expense recognized	$ 2,490,000	$ 2,776,000
Restricted Share Units [Member]
Capital and reserves [Line Items]
Balance at December 31, 2019 | item	663,670	273,989
granted | item	345,000	860,000
vested | item	(442,330)	(470,319)
Balance at December 31, 2020 | item	566,340	663,670
Opening Balance	$ 494,000	$ 371,000
granted	0	0
Share-based compensation expense recognized	810,000	963,000
vested	(910,000)	(840,000)
Ending Balance	$ 394,000	$ 494,000
Deferred Share Units [Member]
Capital and reserves [Line Items]
Balance at December 31, 2019 | item	0
granted | item	273,000
vested | item	(273,000)
Balance at December 31, 2020 | item	0	0
Opening Balance	$ 0
granted	0
Share-based compensation expense recognized	870,000
vested	(870,000)
Ending Balance	$ 0	$ 0